Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ];   Amendment Number: ____

This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

      Name:  Barclays Bank PLC (Barclays Capital Fund Solutions)
   Address:  5 The North Colonnade
	     Canary Wharf, London
	     E14 4BB
	     United Kingdom


           Form 13F File Number: 028-14038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

                         Name: Gavin Chapman
                        Title: Chief Operating Officer, BCFS
                        Phone: +44 (0)20 313 48120

Signature, Place, and Date of Signing:

Gavin Chapman, London, United Kingdom,  May 16, 2011


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC

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